Deferred revenue (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 Prepayments by customers prior to completion of cord blood processing services USD ($)	Mar. 31, 2014 Prepayments by customers prior to completion of cord blood processing services CNY	Mar. 31, 2013 Prepayments by customers prior to completion of cord blood processing services CNY	Mar. 31, 2014 Unearned storage fees USD ($)	Mar. 31, 2014 Unearned storage fees CNY	Mar. 31, 2013 Unearned storage fees CNY
Deferred revenue
Current portion	$ 31,599	196,432	172,328
Non-current portion	132,540	823,921	530,258
Total current and non-current deferred revenue	$ 164,139	1,020,353	702,586	$ 15,056	93,597	94,471	$ 149,083	926,756	608,115